Portfolio of Investments July 31, 2026
NUW
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 107.1%
284016852 MUNICIPAL BONDS - 107.1% 284016852
ALABAMA - 1.4%
$ 1,500,000 (a) Auburn, Alabama, General Obligation Warrants, Series 2026 5.250% 06/01/56 $ 1,569,583
2,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5.000 03/01/55 2,073,470
TOTAL ALABAMA 3,643,053
ARIZONA - 1.6%
2,000,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, CHF - Arizona, L.L.C. - University of Arizona
Project, Series 2026A - BAM Insured
5.250 07/01/61 2,053,664
2,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025
5.250 01/01/55 2,102,754
TOTAL ARIZONA 4,156,418
CALIFORNIA - 13.8%
1,330,000 (c) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0.000 09/01/30 1,165,609
340,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5.000 07/01/39 346,311
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5.000 07/01/51 5,080,828
4,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/39 4,826,760
2,500,000 (e) Los Angeles, California, Wastewater System Revenue Bonds,
Subordinate Series 2025A, (UB)
5.250 06/01/50 2,684,673
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.500 11/01/39 531,251
10,200,000 (f) Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7.000 08/01/38 11,047,186
1,030,000 (c) Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0.000 08/01/35 754,059
12,955,000 (c) San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0.000 08/01/35 9,091,750
1,000,000 (b) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5.000 04/01/55 1,037,872
TOTAL CALIFORNIA 36,566,299
COLORADO - 9.2%
1,365,000 Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2020A-3
5.000 12/01/47 1,302,383
1,635,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5.250 12/01/54 1,708,429
415,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2026A
5.000 11/15/36 456,783
5,405,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2025E
5.000 03/01/51 5,537,737
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/36 1,503,676
1,750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4.000 12/01/38 1,592,475
5,885,000 (c) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/34 4,395,389
1,370,000 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.250 12/01/51 1,110,316

Portfolio of Investments July 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 200,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5.000% 12/01/44 $ 207,778
3,680,000 Metropolitan Wastewater Reclamation District, Colorado,
Sewer Revenue Bonds, Improvement Series 2026A
5.000 04/01/51 3,824,256
1,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 1,161,268
1,500,000 Vale, Colorado, Certificates of Participation, Series 2025 5.375 12/01/55 1,557,812
TOTAL COLORADO 24,358,302
CONNECTICUT - 1.5%
1,210,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Series 2026A
5.250 08/01/39 1,338,729
335,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Series 2026A
5.250 08/01/46 361,244
1,500,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Subordinate Series 2026D
5.250 08/01/39 1,647,880
175,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Subordinate Series 2026D - BAM Insured
5.250 08/01/42 190,943
1,000,000 (c) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Series 2026C
0.000 08/01/49 309,573
340,000 (c) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E - BAM
Insured
0.000 08/01/44 145,235
TOTAL CONNECTICUT 3,993,604
DISTRICT OF COLUMBIA - 0.3%
725,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5.000 07/15/45 742,563
TOTAL DISTRICT OF COLUMBIA 742,563
FLORIDA - 3.0%
2,000,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4.000 11/01/51 1,617,619
1,000,000 (b) Highlands County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Adventist Health Obligated Group, Series
2024C, (Mandatory Put 11/15/31)
5.000 11/15/59 1,075,001
1,500,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 1,566,372
890,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5.000 10/01/48 916,318
1,075,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5.250 10/01/54 1,116,665
1,665,000 Peace River Manasota Regional Water Supply Authority,
Florida, Utility System Revenue Bonds, Series 2025A
5.250 10/01/50 1,760,699
TOTAL FLORIDA 8,052,674
GEORGIA - 2.5%
1,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Subordinate Lien Green Series 2026
5.000 11/01/41 1,090,910
250,000 Cartersville, Georgia, Water and Sewer Revenue, Series 2026 5.000 06/01/43 271,102
250,000 Cartersville, Georgia, Water and Sewer Revenue, Series 2026 5.000 06/01/44 269,634
2,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5.250 02/15/45 2,012,352
1,470,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5.000 01/01/49 1,475,531
1,790,000 (c) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0.000 01/01/32 1,418,256
TOTAL GEORGIA 6,537,785

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 7.5%
$ 2,995,000 Chicago, Illinois, Water Revenue Bonds, Project Series 2026A 5.000% 11/01/64 $ 2,982,440
1,000,000 Grand Prairie Water Commission, Illinois, Water Revenue
Bonds, Senior Lien Series 2025 - BAM Insured
5.250 01/01/50 1,039,846
5,000,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2023A
5.250 05/15/54 5,132,181
1,100,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/48 1,127,242
1,500,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 1,538,279
525,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/27 530,433
500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5.000 06/15/53 497,268
11,420,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/37 7,051,569
TOTAL ILLINOIS 19,899,258
KENTUCKY - 5.0%
500,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior
Series 2026A
5.500 10/31/56 522,894
1,000,000 Kentucky Bond Development Corporation, Student Housing
Revenue Bonds, Collegiate Housing Foundation - Bowling
Green, LLC., Western Kentucky University Project, Series 2026A
5.250 07/01/61 1,022,890
1,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/43 1,009,752
1,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/32 1,041,214
3,795,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/44 3,855,663
4,050,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 4,050,964
705,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/45 745,648
1,050,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 1,094,018
TOTAL KENTUCKY 13,343,043
MAINE - 0.9%
2,425,000 University of Maine, System Revenue Bonds, Series 2022 5.000 03/01/47 2,492,852
TOTAL MAINE 2,492,852
MARYLAND - 4.4%
3,420,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/33 3,435,805
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5.000 07/01/54 1,007,812
5,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5.000 05/15/45 5,023,484
2,105,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5.000 07/01/55 2,112,321
TOTAL MARYLAND 11,579,422
MASSACHUSETTS - 1.9%
5,000,000 (e) Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B, (UB)
5.000 05/01/54 5,122,155
TOTAL MASSACHUSETTS 5,122,155
MICHIGAN - 1.9%
1,250,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2026C
5.250 07/01/51 1,315,884
3,480,000 (e) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I, (UB)
5.250 10/15/50 3,661,912
TOTAL MICHIGAN 4,977,796

Portfolio of Investments July 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 0.4%
$ 1,145,000 Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A
5.000% 12/01/47 $ 1,147,584
TOTAL MINNESOTA 1,147,584
MONTANA - 0.4%
1,000,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
5.000 07/01/53 1,017,137
TOTAL MONTANA 1,017,137
NEVADA - 0.8%
2,000,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5.250 07/01/43 2,049,194
TOTAL NEVADA 2,049,194
NEW HAMPSHIRE - 0.2%
500,000 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2026-1 Class A
5.100 12/20/42 511,926
TOTAL NEW HAMPSHIRE 511,926
NEW JERSEY - 3.8%
65,000 (g) Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018, (Pre-refunded 10/01/28) - BAM Insured
4.000 10/01/43 66,756
30,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.250 03/01/32 29,632
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5.000 07/01/38 25,013
35,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250 01/01/44 33,709
125,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 123,372
55,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5.000 07/01/47 52,311
100,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5.000 01/01/48 98,460
155,000 New Jersey Economic Development Authority, Revenue
Bonds, West Campus Housing LLC - New Jersey City University
Student Housing Project, Series 2015
5.000 07/01/47 138,661
97,395 (d) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5.000 01/01/40 68,043
935,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5.500 09/01/27 963,427
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3.750 07/01/37 3,917
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4.000 07/01/42 73,739
75,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5.000 07/01/38 75,019
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3.000 07/01/41 3,983
360,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5.000 07/01/42 362,940
10,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
3.000 07/01/32 9,493
110,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5.000 07/01/46 110,138
50,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5.750 10/01/38 36,266
4,020,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/31 3,334,930

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,170,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000% 12/15/39 $ 1,213,649
255,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 255,164
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5.250 06/15/50 1,563,473
855,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 856,966
380,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 367,535
170,000 Union County Utilities Authority, New Jersey, Solid Waste
System County Deficiency Revenue Bonds, Series 2011A
5.000 06/15/41 170,081
TOTAL NEW JERSEY 10,036,677
NEW YORK - 7.6%
595,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5.250 05/01/50 620,348
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.500 10/01/54 1,043,990
1,250,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.250 03/15/50 1,313,932
3,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5.500 10/01/37 3,446,482
1,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/42 1,521,252
2,050,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5.000 09/01/39 2,108,672
1,390,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5.000 11/15/50 1,397,627
750,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5.000 11/15/30 809,900
1,875,000 (e) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5.000 05/01/54 1,906,792
1,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.500 05/01/52 1,325,885
1,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.500 11/01/51 1,330,619
625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2026F-1
5.250 02/01/52 650,806
1,230,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series C
5.000 08/01/42 1,265,013
1,325,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2022A
5.500 11/15/57 1,390,489
TOTAL NEW YORK 20,131,807
NORTH CAROLINA - 0.6%
1,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5.000 12/01/56 1,039,669
700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5.000 01/01/32 704,453
TOTAL NORTH CAROLINA 1,744,122
OHIO - 6.5%
12,325,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 9,335,902
3,095,000 Central Ohio Transit Authority, Ohio, General Obligation
Bonds, Capital Facilities Limited Tax Series 2023
5.000 12/01/48 3,208,863
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5.250 08/15/48 1,051,353
1,005,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000 12/01/63 1,006,586

Portfolio of Investments July 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 385,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5.625% 03/01/46 $ 383,357
220,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
6.250 03/01/51 227,198
1,000,000 Ross County, Ohio, Hospital Facilities Revenue Bonds,
Adena Health System Obligated Group Project, Refunding &
Improvement Series 2019
5.000 12/01/49 966,254
1,000,000 Tolles Career and Technical Center, Madison, Franklin,
Delaware, Fayette, and Union Counties, Ohio, Certificates of
Participation, School Facilities Project Series 2024
5.250 12/01/53 1,026,427
TOTAL OHIO 17,205,940
OKLAHOMA - 0.8%
500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 495,260
1,665,000 (e) Oklahoma Water Resources Board, Revolving Fund Revenue
Bonds-Clean Water Program, 2019 Master Trust, Series 2025A,
(UB)
5.250 04/01/50 1,760,087
TOTAL OKLAHOMA 2,255,347
PENNSYLVANIA - 2.6%
50,000 (g) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5.000 10/15/37 51,316
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 20,934
266,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 250,011
133,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6.000 06/30/44 101,164
42,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 42,203
70,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5.125 03/15/36 70,395
20,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
5.000 12/15/47 18,896
15,000 Chester County Industrial Development Authority,
Pennsylvania, Student Housing Revenue Bonds, University
Student Housing, LLC Project at West Chester University Series
2013A
5.000 08/01/45 14,227
40,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
4.000 01/01/33 39,510
45,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5.000 01/01/38 45,015
25,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
4.125 01/01/38 24,332
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5.000 05/01/48 26,817
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5.000 05/01/37 29,328
35,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4.000 11/01/39 30,423
20,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5.000 11/01/42 19,418
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.600 10/01/44 990,060
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4.750 04/01/53 2,944,534

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A
5.250% 12/01/55 $ 1,681,728
25,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Philadelphia
Performing Arts: A String Theory Charter School, Series 2020
5.000 06/15/50 23,028
70,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
3.625 05/01/35 46,304
5,000 (d),(g),(h) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017, (Pre-refunded 3/15/28)
5.000 03/15/45 5,175
13,958 (d),(h) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017
5.000 03/15/45 2,792
145,000 (g) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5.000 07/01/45 146,315
55,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5.000 07/01/45 55,081
100,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5.000 06/01/46 85,657
5,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5.000 11/15/28 5,004
15,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5.000 07/01/35 15,148
TOTAL PENNSYLVANIA 6,784,815
PUERTO RICO - 3.2%
1,170,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 915,064
1,739,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 1,734,286
3,812,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 3,668,264
710,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 703,572
1,360,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 1,329,404
49,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 46,391
TOTAL PUERTO RICO 8,396,981
SOUTH CAROLINA - 3.7%
5,435,000 (c) Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0.000 01/01/29 5,027,927
2,320,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5.250 11/01/54 2,380,212
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/54 1,045,381
1,250,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B
5.000 12/01/54 1,271,202
TOTAL SOUTH CAROLINA 9,724,722

Portfolio of Investments July 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.5%
$ 550,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.250% 07/01/53 $ 567,735
300,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
5.000 06/01/39 326,394
350,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
5.000 06/01/41 375,732
TOTAL TENNESSEE 1,269,861
TEXAS - 11.7%
500,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5.000 03/01/50 509,934
830,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/48 878,053
1,665,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/49 1,756,677
830,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/50 873,686
1,665,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/55 1,738,690
1,700,000 Harris County Hospital District, Texas, General Obligation
Bonds, Refunding & Limited Tax Series 2026
5.250 02/15/56 1,779,235
1,010,000 (c),(g) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured, (ETM)
0.000 09/01/32 825,193
1,990,000 (c) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/32 1,587,500
7,935,000 (c) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/33 6,070,064
1,145,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5.250 02/15/59 1,182,027
2,430,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5.000 05/15/51 2,456,051
1,665,000 (e) Lubbock Independent School District, Lubbock County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5.250 02/15/55 1,741,080
1,595,000 (e) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5.250 02/15/55 1,672,472
5,000,000 (e) Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025, (UB)
5.250 08/15/50 5,261,573
1,600,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
5.000 12/31/35 1,662,371
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5.000 08/01/57 977,753
TOTAL TEXAS 30,972,359
UTAH - 1.7%
1,071,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4.250 03/01/51 876,595
1,500,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5.000 07/01/47 1,508,031
2,060,000 (e) Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025, (UB)
5.000 12/15/44 2,203,913
TOTAL UTAH 4,588,539

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.6%
$ 1,160,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5.000% 07/01/46 $ 1,152,978
1,300,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5.000 07/01/51 1,264,822
1,400,000 (f) Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4.875 07/15/40 1,420,324
500,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5.000 11/01/48 511,034
TOTAL VIRGINIA 4,349,158
WASHINGTON - 3.6%
3,330,000 (c) Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0.000 06/01/29 3,056,129
440,000 Port Everett, Washington, Revenue Bonds, Refunding Series
2026A
5.250 12/01/55 457,934
1,335,000 (e) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5.250 12/01/55 1,391,734
690,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/30 701,757
2,165,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
4.000 07/01/37 2,101,278
2,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/58 1,936,623
TOTAL WASHINGTON 9,645,455
WEST VIRGINIA - 0.9%
530,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000 01/01/34 530,460
1,800,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/38 1,817,437
TOTAL WEST VIRGINIA 2,347,897
WISCONSIN - 1.6%
2,000,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
4.060 12/01/50 1,560,000
999,574 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-1
5.400 06/20/44 1,029,767
2,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/52 1,782,340
TOTAL WISCONSIN 4,372,107
TOTAL MUNICIPAL BONDS
(Cost $280,649,825) 284,016,852
TOTAL LONG-TERM INVESTMENTS
(Cost $280,649,825) 284,016,852
FLOATING RATE OBLIGATIONS - (7.9)% (20,925,000)
OTHER ASSETS & LIABILITIES, NET -  0.8% 1,999,498
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 265,091,350
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.

Portfolio of Investments July 31, 2026
(continued)
NUW

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
(a) When-issued or delayed delivery security.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,639,081 or 1.6% of Total Investments.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
NUW
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 284,016,852 $ – $ 284,016,852
$ – $ 284,016,852 $ – $ 284,016,852
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 20,925,000 $ – $ 20,925,000
$ – $ 20,925,000 $ – $ 20,925,000
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 245,974 $ – $ 245,974
$ – $ 245,974 $ – $ 245,974